SCHEDULE OF SECURITIES ISSUED IN MERGER (Details) - shares			12 Months Ended
		Feb. 14, 2022	Dec. 31, 2022
Hudson Capital [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		13,753,284
Hudson Capital [Member] | Series A2 Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		1,264,360
Hudson Capital [Member] | Series A1A Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		4,473,547
Hudson Capital [Member] | Series Seed Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		7,020
Hudson Capital [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		7,389,850
Hudson Capital [Member] | Series A4 Preferred Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		568,930
Hudson Capital [Member] | Series Seed Warrants [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger		4,165
Hudson Capital [Member] | Equity Awards for Ordinary Shares [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	[1]	19,583
Common Stock [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	[2]		63,515
Common Stock [Member] | Hudson Capital [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	[1]	25,777
Warrant [Member] | Hudson Capital [Member]
Business Acquisition [Line Items]
Total Securities Issued in Merger	[1]	52

[1]	Only ordinary shares were adjusted in the February 25, 2024 reverse stock split.
[2]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc on January 26, 2024, effective as of February 5, 2024.